Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000242720 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242720 | 6431381 | Sporton International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242720 | BNLP7Z8 | Gulf Oil Lubricants India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242720 | BD0YVN2 | Dino Polska SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242720 | BMHJ8X2 | SJS Enterprises Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242720 | 6349354 | Sinbon Electronics Co., Limited
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242720 | BG1Z6X0 | Regional SAB de cv
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242720 | 7124958 | Sarantis SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242720 | BTDY3B3 | iFast Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242720 | BD9GZW6 | Plover Bay Tech
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242720 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000242720 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242720 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242720 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242720 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242720 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242720 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242720 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242720 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000242720 | China
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000242720 | India
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000242720 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000242720 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242720 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242720 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242720 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242720 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242720 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242720 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242720 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242720 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242720 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242720 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242720 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242720 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242720 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000242720 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000242720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242720 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000242720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000242720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000242720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000242720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000242719 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242719 | 6431381 | Sporton International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242719 | BNLP7Z8 | Gulf Oil Lubricants India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242719 | BD0YVN2 | Dino Polska SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242719 | BMHJ8X2 | SJS Enterprises Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242719 | 6349354 | Sinbon Electronics Co., Limited
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242719 | BG1Z6X0 | Regional SAB de cv
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242719 | 7124958 | Sarantis SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242719 | BTDY3B3 | iFast Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242719 | BD9GZW6 | Plover Bay Tech
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242719 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000242719 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242719 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242719 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242719 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242719 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242719 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242719 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000242719 | China
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000242719 | India
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000242719 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000242719 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242719 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242719 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242719 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242719 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242719 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242719 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242719 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242719 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242719 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242719 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242719 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242719 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242719 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000242719 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000242719 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242719 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000242719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000242719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000242719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000242719 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000242722 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242722 | BQV4JB6 | Rise Consulting Group Inc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242722 | BQXP757 | Marex Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242722 | BL9ZF30 | Petershill Partners PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242722 | 69376K106 | P10 Inc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242722 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242722 | 39874R101 | Grocery Outlet Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242722 | 256677105 | Dollar General Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242722 | B1G16Z0 | Riverstone Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242722 | BMC50Y0 | Arizona Sonoran Copper Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242722 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000242722 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242722 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242722 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242722 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242722 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242722 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242722 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242722 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000242722 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000242722 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000242722 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000242722 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242722 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242722 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242722 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242722 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242722 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242722 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242722 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000242722 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242722 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000242722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000242722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000242722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000242722 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000242722 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242722 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242722 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242722 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242722 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242722 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000242722 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242723 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242723 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242723 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242723 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242723 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242723 | 7399369 | Virbac SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242723 | B0WQ1Z7 | ULS Group Inc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242723 | 550021109 | Lululemon Athletica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242723 | BFYTTC2 | Dermapharm Holding SE
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242723 | BZ3ZYD7 | Hartadinata Abadi Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242723 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242723 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242723 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242723 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242723 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242723 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242723 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000242723 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000242723 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000242723 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242723 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000242723 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242723 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242723 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242723 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242723 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242723 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242723 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242723 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242723 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242723 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242723 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242723 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242723 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000242723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000242723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000242723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000242723 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000242723 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242723 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242723 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242723 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242723 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242723 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000242723 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242724 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242724 | B0WQ1Z7 | ULS Group Inc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242724 | 70805E109 | Pennant Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242724 | BYYY339 | Kogan.com Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242724 | BVFMGM1 | Fiducian Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242724 | 068463108 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242724 | BSLTDM4 | Bengo4.com Inc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242724 | BLPHTX8 | Elixirr International PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242724 | BDCLLP3 | System Support, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242724 | BKWGWS7 | Sun* Inc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242724 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242724 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242724 | India
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242724 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242724 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242724 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000242724 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000242724 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000242724 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242724 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242724 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000242724 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242724 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242724 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242724 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242724 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242724 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242724 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242724 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242724 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242724 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242724 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242724 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242724 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000242724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000242724 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000242724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000242724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242724 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000242724 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242724 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242724 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000242724 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242724 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242725 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242725 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242725 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242725 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242725 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242725 | 7399369 | Virbac SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242725 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242725 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242725 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242725 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242725 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242725 | India
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242725 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242725 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242725 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000242725 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242725 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000242725 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242725 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242725 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242725 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242725 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242725 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242725 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242725 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242725 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000242725 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242725 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000242725 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242725 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000242725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000242725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000242725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242725 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000242725 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242725 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242725 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242725 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242725 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242725 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242725 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242726 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242726 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242726 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242726 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242726 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242726 | 7399369 | Virbac SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242726 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242726 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242726 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242726 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242726 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242726 | India
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242726 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242726 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242726 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000242726 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242726 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000242726 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242726 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242726 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242726 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242726 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242726 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242726 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242726 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242726 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000242726 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242726 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000242726 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242726 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000242726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000242726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000242726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242726 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000242726 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242726 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242726 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242726 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242726 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242726 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242726 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242727 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242727 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242727 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242727 | 7399369 | Virbac SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242727 | BLPHTX8 | Elixirr International PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242727 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242727 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242727 | BD8YX16 | Sdiptech AB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242727 | BMYZBN4 | MA Financial Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242727 | BYX1P35 | Tatton Asset Mgmt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242727 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242727 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242727 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242727 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242727 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242727 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242727 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000242727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000242727 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000242727 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242727 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000242727 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242727 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242727 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242727 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242727 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242727 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242727 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242727 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242727 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242727 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242727 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242727 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000242727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000242727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000242727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242727 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000242727 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242727 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242727 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242727 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242727 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242727 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000242727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242727 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242728 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242728 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242728 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242728 | 7399369 | Virbac SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242728 | BLPHTX8 | Elixirr International PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242728 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242728 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242728 | BD8YX16 | Sdiptech AB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242728 | BMYZBN4 | MA Financial Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242728 | BYX1P35 | Tatton Asset Mgmt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242728 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242728 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242728 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242728 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242728 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242728 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242728 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000242728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000242728 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000242728 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242728 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000242728 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242728 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242728 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242728 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242728 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242728 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242728 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242728 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242728 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242728 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242728 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000242728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000242728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000242728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000242728 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242728 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242728 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242728 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242728 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242728 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000242728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242728 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242730 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242730 | BD0YVN2 | Dino Polska SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242730 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242730 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242730 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242730 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242730 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242730 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242730 | 21874C102 | Core & Main, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242730 | BNGJNT1 | Topicus.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242730 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000242730 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242730 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242730 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242730 | India
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242730 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242730 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242730 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000242730 | United States
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000242730 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242730 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242730 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000242730 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242730 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242730 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242730 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242730 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242730 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242730 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000242730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000242730 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000242730 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242730 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242730 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242730 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242730 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242730 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000242730 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242730 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242730 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242730 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242729 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242729 | BD0YVN2 | Dino Polska SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242729 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242729 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242729 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242729 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242729 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242729 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242729 | 21874C102 | Core & Main, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242729 | BNGJNT1 | Topicus.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242729 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000242729 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242729 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242729 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242729 | India
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242729 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242729 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242729 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000242729 | United States
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000242729 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242729 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242729 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000242729 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242729 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242729 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242729 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242729 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242729 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242729 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242729 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000242729 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242729 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242729 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242729 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000242729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000242729 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242729 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242729 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242729 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242729 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242729 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000242729 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242729 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242729 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242729 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242731 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242731 | 6431381 | Sporton International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242731 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242731 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242731 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242731 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242731 | 7399369 | Virbac SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242731 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242731 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242731 | BPG7MF8 | Integral Corp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242731 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242731 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242731 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242731 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242731 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000242731 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242731 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242731 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242731 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242731 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242731 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000242731 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242731 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242731 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242731 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242731 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242731 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242731 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242731 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242731 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242731 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000242731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000242731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242731 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000242731 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242731 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242731 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242731 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242731 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242731 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242731 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242732 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242732 | 6431381 | Sporton International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242732 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242732 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242732 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242732 | BF4X3P5 | JTC plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242732 | 7399369 | Virbac SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242732 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242732 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242732 | BPG7MF8 | Integral Corp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242732 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242732 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242732 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242732 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242732 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000242732 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242732 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242732 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242732 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242732 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242732 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000242732 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242732 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242732 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242732 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242732 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242732 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242732 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242732 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242732 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242732 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242732 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000242732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000242732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242732 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000242732 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242732 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242732 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242732 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242732 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242732 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242732 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242733 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242733 | BD0YVN2 | Dino Polska SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242733 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242733 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242733 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242733 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242733 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242733 | BNGJNT1 | Topicus.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242733 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242733 | B96HCH8 | Voltronic Power Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242733 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242733 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242733 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242733 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000242733 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000242733 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000242733 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000242733 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242733 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242733 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242733 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242733 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242733 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242733 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242733 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242733 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242733 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242733 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242733 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242733 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242733 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000242733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000242733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000242733 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000242733 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242733 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242733 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242733 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242733 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242733 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242733 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242734 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242734 | BD0YVN2 | Dino Polska SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242734 | BMTRW10 | B & M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242734 | BNC53Q0 | Visional Inc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242734 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242734 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242734 | BYP20B9 | BayCurrent Consulting, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242734 | BNGJNT1 | Topicus.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242734 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242734 | B96HCH8 | Voltronic Power Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242734 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242734 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242734 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242734 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000242734 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000242734 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000242734 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000242734 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242734 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242734 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242734 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242734 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242734 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242734 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242734 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242734 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242734 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242734 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242734 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242734 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242734 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242734 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242734 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242734 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000242734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000242734 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242734 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000242734 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000242734 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242734 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242734 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242734 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242734 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242734 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242734 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242721 | BQXP757 | Marex Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242721 | 39874R101 | Grocery Outlet Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242721 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242721 | 21874C102 | Core & Main, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242721 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242721 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242721 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242721 | 56146T103 | Mama's Creations Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242721 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242721 | M6191J100 | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242721 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242721 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000242721 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242721 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242721 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242721 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242721 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000242721 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242721 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242721 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242721 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242721 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242721 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242721 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242721 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000242721 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000242721 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000242721 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000242721 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242721 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000242721 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242721 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242721 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242721 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242721 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242721 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242721 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242721 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242721 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242721 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242721 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%